Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Jun. 27, 2025	Jan. 24, 2025	Dec. 26, 2024	Oct. 31, 2024	Jun. 28, 2024	Nov. 01, 2023	Oct. 31, 2023	Aug. 31, 2023	Oct. 31, 2022	Oct. 04, 2022	Oct. 31, 2021	Nov. 12, 2020
C000255835
Account Value [Line Items]
Line Graph and Table Measure Name	The Opal International Dividend Income ETF
Account Value	$ 12,536			$ 10,000
Bloomberg World All-Cap Equal Weight TR Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg World All-Cap Equal Weight TR Index
Account Value	$ 14,940				$ 12,662			$ 10,193		$ 9,626		$ 12,780	$ 10,000
Bloomberg World All-Cap Equal Weight TR Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg World All-Cap Equal Weight TR Index
Account Value	$ 14,940				12,662			10,193		9,626		12,780	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 16,588				13,658		$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 18,875				15,541			11,260	$ 12,078		$ 10,000
MSCI ACWI ex USA High Dividend Yield Index
Account Value [Line Items]
Account Value	$ 12,410			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 11,124	$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 12,744				10,493	$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 12,744				10,493	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 11,321		$ 10,000
Clough Hedged Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Clough Hedged Equity ETF
Account Value	$ 14,341				12,668			9,398		11,702		13,106	10,000
Bloomberg World All-Cap/UST 0-1 Yr 50/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg World All-Cap/UST 0-1 Yr 50/50 Index
Account Value	$ 13,256				11,955			10,450		9,910		11,342	10,000
Bloomberg US Treasury 0-1 Year Maturity TR Index Unhedged USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury 0-1 Year Maturity TR Index Unhedged USD
Account Value	$ 11,451				11,012			10,498		10,056		10,014	10,000
Clough Select Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Clough Select Equity ETF
Account Value	$ 20,653				15,869			10,623		$ 11,973		$ 14,772	$ 10,000
SRH REIT Covered Call ETF
Account Value [Line Items]
Account Value	12,148				12,642		$ 10,000
SRH U.S. Quality GARP ETF
Account Value [Line Items]
Account Value	15,556				14,617			$ 10,908	$ 11,729		$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	$ 11,451			$ 10,000
TrueShares ConVex Protect ETF
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares ConVex Protect ETF
Account Value	$ 11,540	$ 10,000
TrueShares Quarterly Bear Hedge ETF
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Quarterly Bear Hedge ETF
Account Value	$ 9,998				10,032	10,000
TrueShares Quarterly Bull Hedge ETF
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Quarterly Bull Hedge ETF
Account Value	$ 10,678				$ 10,100	$ 10,000
TrueShares Seasonality Laddered Buffered ETF
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Seasonality Laddered Buffered ETF
Account Value	$ 10,783		$ 10,000